Schedule of share option activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Number of Stock Options Outstanding, Outstanding at End of Period	10,062,381	8,815,992		6,748,250	6,516,250
Weighted Average Fair value Price Per Share, Outstanding at Beginning of Period	$ 0.62		$ 0.38	$ 0.35
Weighted Average Exercise Price, Outstanding at End of Period	$ 0.79	$ 0.60	$ 0.41	$ 0.38
Number of Stock Options Outstanding, Granted	1,897,916		2,067,742	232,000
Weighted Average Fair Value Price Per Share, Granted	$ 2.43			$ 1.01
Weighted Average Exercise Price Per Share, Granted	$ 1.78	1.25	$ 1.04
Number of Stock Options Outstanding, Forfeited	(651,527)
Weighted Average Fair Value Price Per Share, Forfeited	$ 1.09
Weighted Average Exercise Price Per Share, Forfeited	1.04
Weighted Average Fair value Price Per Share, Outstanding at Ending of Period	$ 0.93	0.62		$ 0.38
Number of Non-vested Stock Options	2,166,097
Weighted Average Fair value, Unvested	$ 1.94	1.44
Weighted Average Exercise Price Per Share, Unvested	$ 1.51	$ 1.20
Number of Non-vested Stock Options Outstanding, Vested	7,896,284	6,882,575
Weighted Average Fair value, Vested	$ 0.54	$ 0.39
Weighted Average Exercise Price Per Share, Vested	$ 0.52	$ 0.44